Financial Risk Management (Financial Risk Factors, Maturity Analysis for Financial Liabilities) (Details) - CNY (¥) ¥ in Thousands		Dec. 31, 2022	Dec. 31, 2021
Non-derivatives
Borrowings		¥ 2,250,000	¥ 2,259,800
Lease liabilities		16,251	4,613
Bills payables		24,951	562,593
Trade payables		1,818,453	1,527,706
Amounts due to related parties excluded non-financial liabilities	[1]	7,877,323	4,910,255
Derivatives
Derivative financial liabilities		0	23,804
Not later than one year [member]
Non-derivatives
Borrowings		1,550,000	1,559,800
Later than one year and not later than two years [member]
Non-derivatives
Borrowings		700,000	0
Liquidity risk [member] | Undiscounted cash flow [member]
Non-derivatives
Borrowings		2,275,196	2,291,396
Lease liabilities		17,581	5,358
Bills payables		24,951	562,593
Trade payables		1,818,453	1,527,706
Other payables		1,083,130	1,003,860
Amounts due to related parties excluded non-financial liabilities		7,877,323	4,910,255
Total non-derivatives		13,096,634	10,301,168
Derivatives
Derivative financial liabilities		0	23,804
Liquidity risk [member] | Undiscounted cash flow [member] | Not later than one year [member]
Non-derivatives
Borrowings		1,570,282	1,578,817
Lease liabilities		9,395	3,814
Bills payables		24,951	562,593
Trade payables		1,818,453	1,527,706
Other payables		1,083,130	1,003,860
Amounts due to related parties excluded non-financial liabilities		7,877,323	4,910,255
Total non-derivatives		12,383,534	9,587,045
Derivatives
Derivative financial liabilities		0	23,804
Liquidity risk [member] | Undiscounted cash flow [member] | Later than one year and not later than two years [member]
Non-derivatives
Borrowings		704,914	7,665
Lease liabilities		7,531	730
Bills payables		0	0
Trade payables		0	0
Other payables		0	0
Amounts due to related parties excluded non-financial liabilities		0	0
Total non-derivatives		712,445	8,395
Derivatives
Derivative financial liabilities		0	0
Liquidity risk [member] | Undiscounted cash flow [member] | Later than two years and not later than five years [member]
Non-derivatives
Borrowings		0	704,914
Lease liabilities		655	814
Bills payables		0	0
Trade payables		0	0
Other payables		0	0
Amounts due to related parties excluded non-financial liabilities		0	0
Total non-derivatives		655	705,728
Derivatives
Derivative financial liabilities		0	0
Liquidity risk [member] | Undiscounted cash flow [member] | Later than five years [member]
Non-derivatives
Borrowings		0	0
Lease liabilities		0	0
Bills payables		0	0
Trade payables		0	0
Other payables		0	0
Amounts due to related parties excluded non-financial liabilities		0	0
Total non-derivatives		0	0
Derivatives
Derivative financial liabilities		0	0
Carrying amount [member] | Liquidity risk [member] | Undiscounted cash flow [member]
Non-derivatives
Borrowings		2,250,000	2,259,800
Lease liabilities		16,251	4,613
Bills payables		24,951	562,593
Trade payables		1,818,453	1,527,706
Other payables		1,083,130	1,003,860
Amounts due to related parties excluded non-financial liabilities		7,877,323	4,910,255
Total non-derivatives		13,070,108	10,268,827
Derivatives
Derivative financial liabilities		¥ 0	¥ 23,804

[1]	Amounts due to related parties – measured at FVPL represents the obligation that the Company needs to return the crude oil to its related party with maturity of less than 1 year, which is measured at fair value through profit or loss.